Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Organization and Basis of Presentation

Business Description

Green Endeavors, Inc., (“Green”) owns and operates two hair salons carrying the Aveda™ product line through its wholly-owned subsidiaries Landis Salons, Inc. (“Landis”) and Landis Salons II, Inc. (“Landis II”) in Salt Lake City Utah.

Organization

Green Endeavors, Inc. was incorporated under the laws of the State of Delaware on April 25, 2002 as Jasper Holdings.com, Inc. During the year ended December 2004, Green changed its name to Net2Auction, Inc. In July of 2007, Green changed its name to Green Endeavors, Ltd. On August 23, 2010, Green changed its name to Green Endeavors, Inc. and moved the corporate domicile from Delaware to Utah. On August 26, 2010 Green effected a forward split of the issued and outstanding shares of its common stock on a one for five basis and by the same proportion the number of authorized shares were increased to 2.5 billion to maintain the same ratios of authorized shares to issued shares and amended the designations of its Preferred Stock. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split. The change in the designation of the Supervoting Preferred Stock will increase its voting rights from 10 votes per share to 100 votes per share, and the amendment to the designation of the Series B Preferred Shares will modify the language in the designation regarding changes in the Common stock and the time period allowed to the corporation to respond to request for conversion up to 90 days. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split. Green is quoted on the OTC Markets as an OTCQB issuer under the symbol GRNE.

Green is a 90% controlled subsidiary of Nexia Holdings, Inc (“Nexia”). Green was acquired by Nexia in October 2007 in exchange for 150,000 shares of Nexia Series C Preferred Stock valued at $750,000. Nexia is not currently a reporting company and is quoted on the OTC Markets under the symbol NXHD.

Landis Salons, Inc., a Utah corporation, was organized on May 4, 2005 for the purpose of operating an Aveda Lifestyle Salon. As of December 31, 2009, Landis was 99% owned by Green and a noncontrolling interest of 1% was held by a former employee. During the three months ended March 31, 2010, Green issued 10,000 Series B Preferred shares for the remaining 1% noncontrolling interest in Landis.

Newby Salon, L.L.C. (“Newby”), a Utah limited liability company, organized on July 8, 2005 in the state of Utah, formerly owned and operated a Landis Aveda Concept Salon in Bountiful, Utah. On December 1, 2010, Green sold its ownership interest in Newby to Diversified Holdings X, Inc. whose president is also the president of Green Endeavors, Inc. Up until the time of sale, Newby was wholly-owned by Green. Newby was closed on August 15, 2010 because it did not meet our operational performance measurements or real estate requirements.

Landis Salons II, Inc. was organized on March 17, 2010 as a wholly owned subsidiary for the purpose of opening a second Aveda Lifestyle Salon. On September 20, 2010, Landis II commenced operations.

Basis of Financial Statement Presentation

The consolidated financial statements include the accounts of Green and its subsidiaries after elimination of intercompany accounts and transactions. All consolidated subsidiaries are either wholly-owned or majority-owned by Green.

In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature. Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

Green consolidates entities under control and records a noncontrolling interest for the portions not owned by Green. Control is determined, where applicable, by the sufficiency of equity invested and the rights of the equity holders, and by the ownership of a majority of the voting interests, with consideration given to the existence of approval or veto rights granted to the minority shareholder. If the minority shareholder holds substantive participating rights, it overcomes the presumption of control by the majority voting interest holder. In contrast, if the minority shareholder simply holds protective rights (such as consent rights over certain actions), it does not overcome the presumption of control by the majority voting interest holder.